Concentration of Credit Risk and Significant Customers (Details) - Schedule of Concentration Risk Percentage - Customer Concentration Risk [Member]		6 Months Ended				12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2024	Jun. 30, 2023
Customer A [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customer						36.20%	92.20%
Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customer			[1]	94.20%
Customer B [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customer						30.50%		[1]
Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customer	[1]
Customer C [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customer						17.30%		[1]
Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customer		18.30%			[1]
Customer D [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customer	[1]
Customer D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customer		27.70%			[1]
Customer E [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customer	[1]
Customer E [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customer		53.90%			[1]

[1]	Less than 10% of total